PRE-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON December 17, 2025

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. 3	[X]
Post-Effective Amendment No. ___	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 3	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500
San Francisco, CA 94104
(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.
8 The Green, STE B
Dover, DE 19901
(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on [ ], 2025 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file an amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Founder-Led ETF

listed on The Nasdaq Stock Market, LLC

Ticker: FDRS

PROSPECTUS

December [ ], 2025

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

FOUNDER-LED ETF - FUND SUMMARY

Investment Objective
The Founder-Led ETF (the "Fund") seeks to track the performance, before fees and expenses, of the Founder-Led Index (the "Index").

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.49%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$50	$157

The Fund also incurs transaction and financing costs associated with derivatives and with the purchase and sale of portfolio instruments. These costs are not reflected in the table or the Example above.

Portfolio Turnover
When the Fund buys and sells securities and derivatives, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies
The Fund is an exchange-traded fund ("ETF") that uses a "passive management" (or indexing) approach to track the performance, before fees and expenses, of the Founder-Led Index (the "Index"). The Index tracks the performance of the top 50 founder-led publicly traded U.S. companies, defined as companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). The Index is owned and maintained by Corgi Strategies, LLC (the "Index Owner"), which is responsible for the selection criteria, constituent determination, and weighting methodology. Solactive AG (the "Index Calculator") calculates and disseminates the Index on behalf of Corgi Strategies, LLC.

The Index

I. Eligible Universe
The Index's eligible universe includes common equity securities of U.S.-listed companies with primary listings only (excluding American Depositary Receipts and over-the-counter securities).

II. Constituent Selection
From the eligible universe, companies are screened to identify founder-led issuers, meaning companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). Among these founder-led issuers, the Index selects 50 companies using free float adjusted market capitalization and liquidity criteria.

III. Weighting
Constituents are weighted by free float adjusted market value, subject to a maximum of 10% per issuer as of each Rebalance Day. Any amount above the 10% maximum will be distributed pro rata. If the Index becomes concentrated in a particular sector or industry, the Fund is expected to mirror that concentration.

IV. Rebalancing
The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a "Rebalance Day"). The 10% single issuer cap is applied at each Rebalance Day.

Between scheduled rebalances, if any constituent's closing weight rises above 20%, that name is reset to 10% and the excess weight is spread across the remaining constituents on a pro rata basis. This drift control can result in interim adjustments outside of the regular quarterly schedule. These interim adjustments may trigger additional transaction costs in the Fund during replication/sampling (see "Index Rebalancing Risk").

The Fund's Investment Strategy

The Fund seeks to achieve its investment objective by obtaining exposure to the Index primarily through (i) direct holdings of some or all of the equity securities included in the Index and/or (ii) the use of financial instruments (such as swap contracts) that provide economic exposure to one or more Index constituents. The Fund may also hold cash and short-term U.S. government securities (and/or other cash equivalents) for liquidity, collateral, and portfolio management purposes.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in founder-led company equities included in the Index and/or in financial instruments that collectively provide exposure to founder-led companies represented in the Index.

The Fund may use a replication approach or, when full replication is not practical, a representative sampling approach. In either case, the Fund seeks aggregate characteristics (including risk and return) that are consistent with its objective.

If the Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund will focus its investments in Information Technology, followed in descending order by Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials. The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Index Calculation & Methodology Risk. Mistakes in index data, calculations, or application of the methodology can occur and may not be promptly remedied, which can affect the Fund. Errors, delays, or methodology misapplications (such as in classifying founder-led status, share counts, corporate actions, or float adjustments) may cause unintended inclusions/exclusions or inaccurate weights until corrected. Under the Index Calculation Agreement, Solactive does not serve as the index "administrator" and is engaged solely to calculate, maintain, and disseminate Index Levels in line with the methodology provided by the Index Owner; in cases not covered or not clearly regulated by the methodology, the Index Owner and Solactive consult to agree on treatment, and Solactive may, if guidance is not timely available, implement adjustments in its commercially reasonable judgment.

Index Ownership and Conflicts of Interest Risk. The Adviser (or an affiliate) owns the Index intellectual property and licenses it to the Fund. Although the Adviser does not receive index-licensing revenue from the Fund, conflicts could arise in index rule design, constituent determinations, or timing of rebalances. The Trust maintains information-barrier policies and Board oversight; however, such measures may not fully eliminate perceived or actual conflicts.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Passive Strategy Risk. The Fund seeks to track the Index and does not take temporary defensive positions. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Concentration in Founder-Led Companies Risk. Because the Index focuses on companies led by one or more original founders, the Fund's holdings may reflect governance practices, strategic choices, and corporate cultures that differ from peers. This thematic focus narrows the investable universe and may cause performance to differ, positively or negatively, from broader equity markets.

Sector/Industry Focus Risk. Founder-led issuers may cluster in particular sectors or industries. If the Index becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach. As a result of this concentration, the Fund may focus its investments in Information Technology, Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Control and Dual-Class Share Structures Risk. Some founder-led issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of founder-specific decisions or controversies.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and have a negative impact on such issuer's share price, and, in some cases, its continued eligibility for the Index, potentially leading to removals at reconstitution and additional turnover.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of returns over time and will compare the Fund's results with those of the Index and a broad-based securities market index. Past performance (before and after taxes) is not a guarantee of future results. Once available, updated performance information will be posted on the Fund's website at www.founderledfunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: Tuttle Capital Management, LLC serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Matthew Tuttle, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.founderledfunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Founder-Led ETF (the "Fund") seeks to track the performance, before fees and expenses, of the Founder-Led Index (the "Index").

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of founder-led companies and/or in financial instruments that provide economic exposure to founder-led companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

The Index

The Index is owned by Corgi Strategies, LLC and licensed for use by the Fund. The Adviser does not receive index-licensing revenue from the Fund. Because the Adviser (or an affiliate) owns the Index intellectual property, this "self-indexing" arrangement presents potential conflicts of interest; the Trust maintains information-barrier policies and procedures, and the Board provides oversight of index-related processes.

Solactive AG ("Index Calculator") acts as the calculation agent and index-maintenance and dissemination service provider (via a dissemination agent) for the Index. Solactive does not act as the Index "administrator".

In summary, the Index screens U.S.-listed companies to identify founder-led issuers and selects the top 50 qualifying names by free-float market capitalization, subject to liquidity criteria. Constituents are weighted by free-float market capitalization, applying a 10% single-issuer cap on each Rebalance Day. Between Rebalance Days, if any constituent's closing weight exceeds 20%, it is reset to 10% and the excess weight is redistributed pro rata across the remaining constituents, subject to the methodology's constraints.

Rebalancing Schedule

The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a "Rebalance Day").

Manager of Managers Structure

The Fund employs Tuttle Capital Management, LLC ("Tuttle Capital" or the "Sub-Adviser") as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective. The risks below could negatively affect the value of your investment in the Fund.

Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure, including those described below under "Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk,"" "Costs of Buying or Selling Shares,"" "Shares May Trade at Prices Other Than NAV," and "Trading.""

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
  Trading. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk. The Fund is newly organized and has limited or no operating history. As a result, prospective investors do not have a performance record on which to base their investment decisions. The Fund may require time to attract assets, develop secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index. Because the Fund seeks to track its Index, its returns may lag other strategies or asset classes. Different categories of securities lead or lag at different times, sometimes for multi-year stretches, and the Fund will not take defensive positions to avoid such cycles.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its results will be especially sensitive to events that significantly affect those areas. To the extent the Index becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be negatively affected by adverse developments impacting those sectors or industries.

  Information Technology Sector Risk. Companies in the information technology sector, and firms that rely heavily on technology, face fast product cycles, the risk of rapid obsolescence, evolving standards, and heightened regulation. Competition can be intense both domestically and internationally, including from lower-cost foreign competitors. Share prices of such companies, especially smaller or less-seasoned issuers, tend to be more volatile than the broader market. Many information technology companies depend on patents and other intellectual property; loss, impairment, or adverse enforcement of those rights (or allegations of infringement) could negatively affect their operating results and valuations. Supply-chain constraints, shortages of key inputs, and challenges attracting and retaining specialized talent may further pressure profitability.

Third Party Data Risk. The Index relies on information from third-party data vendors (e.g., prices, shares outstanding, free float, sector classifications, and corporate actions) and on calculations performed by an independent index calculator, Solactive AG (the "Index Calculator"). The Adviser (or an affiliate), as owner of the Index intellectual property, determines constituents and weights pursuant to the Index rules, including assessments of founder-led status based on public and other sources. Errors, delays, or misapplications by any party - data vendors, the Index Calculator, or the Adviser (or affiliate) - may result in unintended inclusions/exclusions, inaccurate weights, or delayed implementation of changes. Until corrected, such issues may cause the Fund to deviate from intended exposures and from the Index's published values. Solactive, as calculation agent, may use third-party data to calculate and maintain the Index, and certain data providers impose licensing and disclosure requirements. If required licenses are not in place or are revoked, or if a third-party data provider materially restricts use or significantly increases fees, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Error Risk. The Fund's results may differ from the Index because the Fund bears fees and trading costs the Index does not; at times the Fund may hold cash or positions not in the Index, or may not be fully invested in Index constituents.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at www.founderledfunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of November 11, 2025, has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Trading Sub-Adviser

Tuttle Capital Management, LLC ("Tuttle Capital"), located at 155 Lockwood Road, Riverside, CT 06878, serves as trading sub-adviser to the Fund. Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund's affairs. Tuttle Capital is responsible for trading portfolio securities for the Fund. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay Tuttle Capital a sub-advisory fee pursuant to the Investment Sub-Advisory Agreement. Any sub-advisory fees are paid by the Adviser and not by the Fund.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Matthew Tuttle, Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on the Nasdaq Stock Market LLC (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

Paralel Distributors LLC (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.founderledfunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Index Owner Disclaimer. Corgi Strategies, LLC ("Corgi") owns and licenses the Founder-Led Index (the "Index") to the Fund. Solely in its capacity as licensor of the Index (and not in its capacity as the Fund's investment adviser), Corgi does not sponsor, endorse, sell or promote the Fund and makes no representation regarding the advisability of investing in the Fund. Corgi does not guarantee the accuracy or completeness of the Index and is not liable for any errors or omissions in the Index, or for any results obtained from its use, except to the extent such liability cannot be limited under U.S. federal securities laws.

Solactive Disclaimer. Solactive AG ("Index Calculator") is the calculation agent of the Founder-Led Index (the "Index"). The financial instrument that is referencing the Index is not sponsored, endorsed, promoted, sold or supported by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Founder-Led ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Sub-Adviser
Tuttle Capital Management, LLC
155 Lockwood Road
Riverside, CT 06878

Distributor
Paralel Distributors LLC
1700 Broadway, Suite 2100
Denver, CO 80290

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 S. 16th St. Suite 2900
Philadelphia, PA 19102

Administrator, Fund Accountant, and Transfer Agent
U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services)
777 E. Wisconsin Ave.
Milwaukee, WI 53202
Attn: GFS Contracts

Custodian
U.S. Bank National Association
Lunken Operations Center
CN-OH-L2GL
5065 Wooster Rd
Cincinnati, Ohio 45226
Attn: Global Fund Custody Support Services

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated December [ ], 2025, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Founder-Led ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

  Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or
  Free of charge from the Fund's Internet website at www.founderledfunds.com; or
  For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

Founder-Led 2x Daily ETF

listed on The Nasdaq Stock Market, LLC

Ticker: FDRX

PROSPECTUS

December [ ], 2025

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary
Additional Information About the Fund
Portfolio Holdings Information
Management
How to Buy and Sell Shares
Dividends, Distributions, and Taxes
Distribution
Premium/Discount Information
Additional Notices
Financial Highlights

FOUNDER-LED 2X DAILY ETF - FUND SUMMARY

Investment Objective
The Founder-Led 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Founder-Led Index (the "Index"). The Fund does not aim to achieve 2x of the Index for any period other than a single day, measured from one NAV calculation to the next.

Important information about the Fund. On a day when the Index rises, the Fund is designed to gain roughly twice as much as the Index. On a day when the Index falls, the Fund is designed to lose roughly twice as much as the Index. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Index return for the same period. The degree of difference will depend on factors that include:
- the magnitude of day to day Index moves,
- the volatility and path of Index returns, and
- how long shares are held.

In general, higher volatility and frequent directional reversals in the Index tend to reduce the Fund's return relative to 2x of the Index over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund i) presents different risk from other funds; ii) the Fund has greater risks than funds that do not use leverage; and iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund ("Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	1.08%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example
This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$110	$343

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate generally leads to higher trading costs and, in taxable accounts, may increase taxable distributions. These costs are not included in the total annual fund operating expenses or in the Example and reduce performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
The Fund is an exchange traded fund that seeks, for a single day, investment results, before fees and expenses, that correspond to 2x the daily performance of the Founder-Led Index (the "Index"). The Fund follows a passive approach designed to deliver a multiple of the Index's daily move rather than to outperform the Index.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Index and on baskets of Index constituents, and may also use exchange-traded equity index futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Index constituents directly.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of founder-led companies included in the Index and/or in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to such companies.

The Index measures the performance of U.S. publicly traded, founder-led companies. The Index is owned and administered by Corgi Strategies, LLC (the "Index Owner"), which sets the eligibility rules, selection process, and weighting framework. Solactive AG (the "Index Calculator") serves as calculation agent and publishes Index values on behalf of the Index Owner. Additional details about the Index appear below under "The Index".

The Index

I. Eligible Universe
The Index's eligible universe includes common equity securities of U.S.-listed companies with primary listings only (excluding American Depositary Receipts and over-the-counter securities).

II. Constituent Selection
From the eligible universe, companies are screened to identify founder-led issuers, meaning companies where at least one original founder currently serves in a C-suite or equivalent key executive role (e.g., CEO, President, CTO, CFO). Among these founder-led issuers, the Index selects 50 companies using free float adjusted market capitalization and liquidity criteria.

III. Weighting
Constituents are weighted by free float adjusted market value, subject to a maximum of 10% per issuer as of each Rebalance Day. Any amount above the 10% maximum will be distributed pro rata. If the Index becomes concentrated in a particular sector or industry, the Fund is expected to mirror that concentration.

IV. Rebalancing
The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a "Rebalance Day"). The 10% single issuer cap is applied at each Rebalance Day.

Between scheduled rebalances, if any constituent's closing weight rises above 20%, that name is reset to 10% and the excess weight is spread across the remaining constituents on a pro rata basis. This drift control can result in interim adjustments outside of the regular quarterly schedule. These interim adjustments may trigger additional transaction costs in the Fund during replication/sampling (see "Index Rebalancing Risk").

The Fund's Investment Strategy

The Fund seeks to deliver 2x the Index's daily return, before fees and expenses, by maintaining leveraged exposure that is reset each trading day. As the Index and the Fund's net assets change during the day, the portfolio is adjusted, typically around the time the Fund calculates its NAV, to bring exposure back toward 2x of net assets for the next trading day.

Under normal circumstances, the Fund will be investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of founder-led companies and/or financial instruments (such as swaps) that provide indirect exposure to founder-led companies.

The Fund generally uses a replication approach, seeking to hold (directly or indirectly) each Index component in approximately the same weight as in the Index. When full replication is impracticable or inefficient (for example, due to liquidity, transaction costs, trading restrictions, or other considerations), the Fund may instead employ representative sampling by investing in a subset of securities and/or instruments with aggregate characteristics (including risk and return) similar to those of the Index as a whole.

To the extent the Index concentrates in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent.

The Fund is classified as non-diversified under the Investment Company Act of 1940.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Index's daily return. Losses are magnified relative to the Index. If the Index declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Holding Period and Compounding Risk. The Fund seeks 2x the Index's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Index returns, and Index volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Index return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Index return for the period, and you could lose money even if the Index is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Index but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Swap Agreements and Other Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Equity Securities Risk. Equity securities fluctuate in value due to issuer-specific events, sector dynamics, and broad market conditions. Common stocks generally exhibit greater volatility than preferred stocks or debt securities and may experience sudden declines or extended downturns.

Geopolitical and Macro Events Risk. Changes in interest and inflation rates, economic slowdowns, supply-chain disruptions, public-health events, natural disasters, armed conflict, sanctions, and other policy actions can increase volatility and negatively affect the Fund's investments and secondary-market trading.

AP and Market Maker Dependence Risk. The Fund relies on a limited number of authorized participants ("APs") and market makers to create, redeem, and provide liquidity in Shares. If these firms curtail or cease their activities and others do not step in, Shares may trade at significant premiums/discounts to NAV, experience wider bid-ask spreads, or be subject to trading halts or delisting.

Premium/Discount to NAV Risk. Shares trade at market prices that may be above (premium) or below (discount) NAV, particularly when market volatility is elevated, trading volume is limited, or the Index/portfolio experiences disruptions.

Exchange Listing and Trading Risk. Although Shares are expected to be listed on The Nasdaq Stock Market, LLC (the "Exchange"), there is no assurance of active or liquid trading. Market volatility, trading halts, systems outages, or limited market-making activity may impair the ability to transact in Shares at or near NAV.

Early Close/Late Close/Trading Halt Risk. An exchange or market may close early, close late, or halt trading in specific securities or instruments. In such cases, the Fund may be unable to rebalance, may be unable to accurately price its holdings, and could incur substantial trading costs or losses.

Intraday Price Performance Risk. Shares trade intraday at market prices that may differ from the Fund's end-of-day NAV. Performance for Shares purchased or sold during the day will reflect market movements until the next NAV calculation and may be higher or lower than the Fund's daily objective over that sub-day interval.

Index Calculation & Methodology Risk. Mistakes in index data, calculations, or application of the methodology can occur and may not be promptly remedied, which can affect the Fund. Errors, delays, or methodology misapplications (such as in classifying founder-led status, share counts, corporate actions, or float adjustments) may cause unintended inclusions/exclusions or inaccurate weights until corrected. Under the Index Calculation Agreement, Solactive does not serve as the index "administrator" and is engaged solely to calculate, maintain, and disseminate Index Levels in line with the methodology provided by the Index Owner; in cases not covered or not clearly regulated by the methodology, the Index Owner and Solactive consult to agree on treatment, and Solactive may, if guidance is not timely available, implement adjustments in its commercially reasonable judgment.

Index Ownership and Conflicts of Interest Risk. The Adviser (or an affiliate) owns the Index intellectual property and licenses it to the Fund. Although the Adviser does not receive index-licensing revenue from the Fund, conflicts could arise in index rule design, constituent determinations, or timing of rebalances. The Trust maintains information-barrier policies and Board oversight; however, such measures may not fully eliminate perceived or actual conflicts.

Rebalance and Intra-Quarter Drift Adjustment Risk. The Index applies a 10% single-stock cap at each scheduled quarterly rebalance and may implement out-of-cycle adjustments if a constituent's weight exceeds a 20% drift threshold (resetting to 10% and redistributing the excess pro rata). These actions can increase turnover, transaction costs, and taxable gains, and may contribute to tracking difference.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of the Index for various reasons. The Fund bears operating expenses and portfolio transaction costs that the Index does not. The Fund may not be fully invested in Index constituents at all times, may hold securities not included in the Index, and may experience timing differences, cash holdings, corporate actions, tax considerations, or fair-value pricing that contribute to tracking difference.

Passive Strategy Risk. The Fund is not actively managed. It seeks leveraged investment results that correspond to 2x the Index's daily performance and generally will not take defensive positions. During temporary defensive periods, the Fund will not seek to achieve its 2x daily objective. Performance may deviate from broad market returns or active strategies; the Fund will not attempt to mitigate declines in the Index.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology. Human error, processing or communication failures, cyber incidents, or disruptions at counterparties and other third parties could impair operations, result in financial loss, or hinder the Fund's ability to meet its objective.

Concentration in Founder-Led Companies Risk. Because the Index focuses on companies led by one or more original founders, the Fund's holdings may reflect governance practices, strategic choices, and corporate cultures that differ from peers. This thematic focus narrows the investable universe and may cause performance to differ, positively or negatively, from broader equity markets.

Sector/Industry Focus Risk. Founder-led issuers may cluster in particular sectors or industries. If the Index becomes concentrated in any sector(s), the Fund will reflect that concentration and may be more sensitive to sector-specific developments than a more diversified approach. As a result of this concentration, the Fund may focus its investments in Information Technology, Consumer Discretionary, Financials, Communication Services, Real Estate, Health Care and Industrials.

Index Performance Risk. The Index may underperform other asset classes or other equity indices. The Index's methodology and founder-led focus may cause it to lag broader or differently constructed benchmarks over certain periods.

Non-Diversified Fund Risk. As a non-diversified fund under the Investment Company Act of 1940, the Fund may invest a larger portion of assets in fewer issuers than a diversified fund. Losses in a single issuer could have a proportionately greater adverse effect on the Fund's performance.

Control and Dual-Class Share Structures Risk. Some founder-led issuers employ control mechanisms (e.g., dual-class voting) that concentrate voting power. Such structures can entrench management, reduce responsiveness to public shareholders, or amplify the market impact of founder-specific decisions or controversies.

Succession and Key-Person Exposure Risk. The departure, reduced role, or loss of influence of a company's founder or other key executive may adversely affect the issuer's prospects and have a negative impact on such issuer's share price, and, in some cases, its continued eligibility for the Index, potentially leading to removals at reconstitution and additional turnover.

Large-Capitalization Companies Risk. Large-cap issuers can be slower to adapt to competitive or technological shifts and, in some environments, may underperform smaller companies that are more nimble.

Money Market Instruments Risk. The Fund may hold cash and high-quality, short-term instruments such as U.S. Treasury bills and repurchase agreements for collateral and liquidity. Adverse economic, market, or regulatory events affecting these instruments or their counterparties, including repo counterparties, may negatively impact the Fund. Government guarantees, if any, apply only to the underlying securities and not to Shares of the Fund.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets, build secondary-market liquidity, and achieve efficient index tracking.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Brokerage Commissions and Bid-Ask Spread Risk. Investors transacting in the secondary market will pay brokerage commissions and may bear costs associated with the bid-ask spread. These costs tend to rise when trading volume is low or markets are stressed and can materially reduce investment results, especially for frequent or small transactions.

Performance

The Fund has not operated for a full calendar year as of the date of this Prospectus, so performance data is not shown. After one full calendar year of operations, this section will include a calendar-year bar chart and a table of average annual total returns to illustrate how results vary over time and to compare the Fund's performance with that of the Index and a broad market benchmark. Because the Fund seeks 2x the daily performance of the Index, results for periods longer than a day will reflect compounding and may differ, potentially materially, from 2x the Index return for the same period. Past performance (before and after taxes) does not guarantee future results. When available, updated performance information will be posted on the Fund's website at www.founderledfunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: Tuttle Capital Management, LLC serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is Matthew Tuttle, Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2025.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.founderledfunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase Shares through a financial intermediary (e.g., a broker-dealer or bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, or for shareholder and educational support. These payments may create a conflict of interest by incentivizing the intermediary or its personnel to recommend the Fund over other investments. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. Ask your salesperson or visit your intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND

Investment Objective

The Founder-Led 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Founder-Led Index (the "Index"). A "single day" is measured from one NAV calculation to the next.

The Fund does not seek to achieve 2x the performance of the Index for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Index return for the same period. During volatile or reversing markets, you may lose money even if the Index is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

The Fund's policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of founder-led companies and/or in financial instruments that provide economic exposure to founder-led companies is non-fundamental and may be changed by the Board upon 60 days' prior written notice to shareholders. For purposes of the Fund's 80% policy, the Fund will measure assets including the notional value of derivatives (adjusted as required) consistent with Rule 35d-1.

The Index

The Index is owned by Corgi Strategies, LLC and licensed for use by the Fund. The Adviser does not receive index-licensing revenue from the Fund. Because the Adviser (or an affiliate) owns the Index intellectual property, this "self-indexing" arrangement presents potential conflicts of interest; the Trust maintains information-barrier policies and procedures, and the Board provides oversight of index-related processes.

Solactive AG ("Index Calculator") acts as the calculation agent and index-maintenance and dissemination service provider (via a dissemination agent) for the Index. Solactive does not act as the Index "administrator".

In summary, the Index screens U.S.-listed companies to identify founder-led issuers and selects the top 50 qualifying names by free-float market capitalization, subject to liquidity criteria. Constituents are weighted by free-float market capitalization, applying a 10% single-issuer cap on each Rebalance Day. Between Rebalance Days, if any constituent's closing weight exceeds 20%, it is reset to 10% and the excess weight is redistributed pro rata across the remaining constituents, subject to the methodology's constraints.

Rebalancing Schedule

The Index is reconstituted and rebalanced quarterly after the close on the third Friday of March, June, September, and December, with changes effective on the next trading day (each, a "Rebalance Day").

Manager of Managers Structure

The Fund employs Tuttle Capital Management, LLC ("Tuttle Capital" or the "Sub-Adviser") as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Fund's Daily Objective and Compounding

What the Fund seeks to do. The Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Index. The Fund does not seek to, and should not be expected to, provide 2x the return of the Index for periods longer than a single trading day.

What this means for holding periods longer than one day. The Fund resets its exposure each trading day to target approximately two times the daily move of the Index. Over periods longer than one day, the Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Index for the same multi-day period.

Why multi-day results differ from 2x. Several factors contribute to this difference:

  Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day index return. The Fund has a single day investment objective, and the Fund's performance for any other period is the result of its return for each day compounded over the period. The performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the daily return of Index for the same period, before accounting for fees and expenses.
  Index volatility. Higher day-to-day variability in the Index generally increases the dispersion between the Fund's multi-day return and 2x the Index's multi-day return. The effect tends to be more pronounced as volatility rises.
  Index trend. When the Index trends steadily in one direction with low volatility, the Fund's multi-day return may be closer to or even exceed 2x the Index's multi-day return. In choppy or range-bound markets, the Fund's multi-day return will often be less than 2x.
  Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Index's performance.
  Dividends and corporate actions. Differences between how dividends and corporate events affect the Index level versus the Fund's instruments can also impact results.

Important holding period note. The Fund is intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. The Fund achieves exactly 2x of each day's Index move before fees and expenses. Even so, the 5-day total return of the Fund does not equal 2x the 5-day total return of the Index. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, the Fund's performance would be lower than shown.

Period	Index Level	Index Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

Across five days, the Index gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 x 3.0% (about 6.0%).

Additional simulations. The Fund may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ. For any scenario analysis that references an assumed volatility rate, insert 16%, which may reference the approximate 5-year historical annualized volatility of a broad equity index for context. Historical volatility for the Index may differ materially from that reference figure.

Key takeaways for investors.

  The Fund seeks 2x the daily performance of the Index for a single trading day, not for any other period.
  Over time, daily compounding, Index volatility, financing costs, and expenses will cause returns to deviate from 2x the Index's multi-day return.
  If the Index is flat over a period, the Fund will likely lose value due to daily rebalancing, financing costs, and expenses.
  Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk summarized below is regarded as a "principal risk" of investing in the Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect the Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect the Fund's NAV per share price, yield, total return, and/or the Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Fund. Because the Fund seeks to deliver 2x the daily performance of the Index before fees and expenses, it is subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Leverage Risk. By design, the Fund uses leverage to target 2x the daily performance of the Index. Leverage magnifies both gains and losses. As a result, small changes in the Index may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Compounding and Daily Rebalancing Risk. The Fund has a single day investment objective, and the Fund's performance for any other period is the result of its return for each day compounded over the period. The Fund resets its exposure each trading day to target approximately 2x the Index's daily move. As a result, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the daily return of Index for the same period, before accounting for fees and expenses. In general, when Index volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Index's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If the Index is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Correlation Risk. The Fund may not achieve a high degree of correlation with 2x the daily performance of the Index for a number of reasons, including, but not limited to, imperfect correlation between derivative instruments and the reference Index, the timing and size of daily rebalancing trades, market disruptions or closures, illiquidity in the markets for instruments used to obtain exposure, financing rates, dividend and corporate action differences, and the Fund's fees and expenses. Intraday Index movements, particularly those occurring near the close, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Derivatives Risk. The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Index. Such risks include leverage, imperfect correlation with the Index, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Counterparty Risk. The Fund expects to obtain exposure to the Index primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. The Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate the Fund's ability to exercise remedies.

Financing and Cash Management Risk. To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Index.
Equity Market Risk. Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

General Market Risk. Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Market Events Risk. Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

Market Capitalization Risk. Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
  Trading. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Passive Investment Risk. The Fund is not actively managed and does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index. Because the Fund seeks to track its Index, its returns may lag other strategies or asset classes. Different categories of securities lead or lag at different times, sometimes for multi-year stretches, and the Fund will not take defensive positions to avoid such cycles.

Operational Risk. The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Sector and Industry Risk. If the Fund invests more heavily in particular sectors or industries, its results will be especially sensitive to events that significantly affect those areas. To the extent the Index becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be negatively affected by adverse developments impacting those sectors or industries.

  Information Technology Sector Risk. Companies in the information technology sector, and firms that rely heavily on technology, face fast product cycles, the risk of rapid obsolescence, evolving standards, and heightened regulation. Competition can be intense both domestically and internationally, including from lower-cost foreign competitors. Share prices of such companies, especially smaller or less-seasoned issuers, tend to be more volatile than the broader market. Many information technology companies depend on patents and other intellectual property; loss, impairment, or adverse enforcement of those rights (or allegations of infringement) could negatively affect their operating results and valuations. Supply-chain constraints, shortages of key inputs, and challenges attracting and retaining specialized talent may further pressure profitability.

Non-Diversification Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Third Party Data Risk. The Index relies on information from third-party data vendors (e.g., prices, shares outstanding, free float, sector classifications, and corporate actions) and on calculations performed by an independent index calculator, Solactive AG (the "Index Calculator"). The Adviser (or an affiliate), as owner of the Index intellectual property, determines constituents and weights pursuant to the Index rules, including assessments of founder-led status based on public and other sources. Errors, delays, or misapplications by any party - data vendors, the Index Calculator, or the Adviser (or affiliate) - may result in unintended inclusions/exclusions, inaccurate weights, or delayed implementation of changes. Until corrected, such issues may cause the Fund to deviate from intended exposures and from the Index's published values. Solactive, as calculation agent, may use third-party data to calculate and maintain the Index, and certain data providers impose licensing and disclosure requirements. If required licenses are not in place or are revoked, or if a third-party data provider materially restricts use or significantly increases fees, Index calculation or dissemination may be interrupted or terminated on short notice.

Third-Party Data & Publication Risk. The Index (and therefore the Fund) depends on third-party data and calculations. Neither the Fund's investment adviser nor the Index Calculator guarantees uninterrupted or timely index production or publication. The calculation and dissemination of Index values can be delayed or interrupted if the calculation agent, data vendors, or a relevant stock exchange experiences a malfunction or outage. Index values may be delayed by technology outages or other operational issues. If index publication is interrupted due to data or systems issues, trading in Shares could be disrupted or halted. Prolonged interruptions could lead to trading halts in Shares, which may have an adverse impact on the Fund and its shareholders.

Tracking Error Risk. The Fund's results may differ from the Index because the Fund bears fees and trading costs the Index does not; at times the Fund may hold cash or positions not in the Index, or may not be fully invested in Index constituents.

New Fund Risk. The Fund is newly organized and has limited or no operating history. As a result, prospective investors do not have a performance record on which to base their investment decisions. The Fund may require time to attract assets, develop secondary-market liquidity, and achieve efficient index tracking.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at www.founderledfunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to the Fund. The Adviser was founded in July 2025, and as of November 11, 2025, has no prior assets under management and has not served as the investment adviser or sub-adviser for any other registered funds.

The Adviser is responsible for overall portfolio management and administration of the Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for the Fund's operations.

Because the Fund seeks to deliver 2x the daily performance of the Index, the Adviser is responsible for daily rebalancing of the Fund's exposure to approximately two times the Index and for implementing the Fund's use of derivatives. The Fund expects to obtain leveraged exposure primarily through total return swaps on the Index, futures, and/or other derivatives. The Adviser oversees counterparty selection and monitoring, collateral and liquidity management, and the financing and transaction costs associated with such instruments. The Board has approved a derivatives risk management program and appointed a Derivatives Risk Manager who provides regular reports to the Board.

For its services to the Fund, the Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, at an annual rate of 1.08% of the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

For clarity, certain costs related to the Fund's use of derivatives (for example, financing charges reflected in swap payments, variation margin on futures, and other transaction-related costs) are not included in the Fund's Total Annual Fund Operating Expenses under the unitary fee. These amounts are embedded in the pricing and performance of the derivatives and therefore reduce the Fund's returns rather than appearing as operating expenses.

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Trading Sub-Adviser

Tuttle Capital Management, LLC ("Tuttle Capital"), located at 155 Lockwood Road, Riverside, CT 06878, serves as trading sub-adviser to the Fund. Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund's affairs. Tuttle Capital is responsible for trading portfolio securities for the Fund. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay Tuttle Capital a sub-advisory fee pursuant to the Investment Sub-Advisory Agreement. Any sub-advisory fees are paid by the Adviser and not by the Fund.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended December 31, 2025, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of the Fund is Matthew Tuttle, Portfolio Manager, who has served in this role since 2025. In addition to general portfolio management, Mr. Laqua is responsible for the Fund's daily rebalancing and the implementation of derivatives positions designed to maintain exposure equal to approximately 2x the Index.
Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems Shares only in large blocks called "Creation Units," at the Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with the Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Because the Fund expects to achieve its 2x daily objective primarily through derivatives, the Fund generally expects to effect creations and redemptions in cash rather than in-kind. The Fund may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include the costs of entering into, maintaining, or unwinding derivatives.

Most investors buy and sell Shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover the Fund's costs. The Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on The NASDAQ Stock Market, LLC (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures. Derivative instruments used to obtain leveraged exposure to the Index (such as swaps and futures) are valued pursuant to these procedures, which may reference exchange settlement prices, quotations from counterparties or independent pricing sources, or the values of related instruments (for example, an ETF designed to track the Index), particularly if the Index level is not computed as of the U.S. market close.

Fair Value Pricing

The Board has designated the Adviser as the Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in the Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

The Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. The Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Because the Fund expects to use derivatives to pursue its investment objective, distributions may include a higher proportion of ordinary income and short-term capital gains than funds that invest directly in equity securities. In some cases the Fund may recognize taxable income without receiving the associated cash at the same time (for example, on certain swaps or futures), which may require the Fund to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in the Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If the Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when the Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Special tax considerations for derivatives and leveraged exposure Investments in derivatives (including swaps, futures, and options) are subject to special and complex U.S. federal income tax rules that can, among other things, affect the timing, character, and amount of income, gains, or losses recognized by the Fund and, in turn, the character of amounts distributed to shareholders. For example, amounts from certain "Section 1256 contracts" (which can include regulated futures and certain options) are generally marked to market at year end and treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period. Periodic payments or accruals on swaps are generally treated as ordinary income or loss. The "straddle," "constructive sale," and "wash sale" rules may defer losses or affect holding periods. Because these rules may be uncertain and could change, the Fund's use of derivatives could affect whether it has made sufficient distributions to maintain its qualification as a RIC and avoid fund-level tax. See the SAI for additional information, and consult your tax adviser regarding how these rules may affect you.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions the Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, the Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require the Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

The Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

The Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in the Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

Paralel Distributors LLC (the "Distributor"), the Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is 1700 Broadway, Suite 2100, Denver, CO 80290.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Fund does not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.founderledfunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Index Owner Disclaimer. Corgi Strategies, LLC ("Corgi") owns and licenses the Founder-Led Index (the "Index") to the Fund. Solely in its capacity as licensor of the Index (and not in its capacity as the Fund's investment adviser), Corgi does not sponsor, endorse, sell or promote the Fund and makes no representation regarding the advisability of investing in the Fund. Corgi does not guarantee the accuracy or completeness of the Index and is not liable for any errors or omissions in the Index, or for any results obtained from its use, except to the extent such liability cannot be limited under U.S. federal securities laws.

Solactive Disclaimer. Solactive AG ("Index Calculator") is the calculation agent of the Founder-Led Index (the "Index"). The financial instrument that is referencing the Index is not sponsored, endorsed, promoted, sold or supported by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand the Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Founder-Led 2x Daily ETF

Adviser
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104

Sub-Adviser
Tuttle Capital Management, LLC
155 Lockwood Road
Riverside, CT 06878

Distributor
Paralel Distributors LLC
1700 Broadway, Suite 2100
Denver, CO 80290

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
50 S. 16th St. Suite 2900
Philadelphia, PA 19102

Administrator, Fund Accountant, and Transfer Agent
U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services)
777 E. Wisconsin Ave.
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Lunken Operations Center
CN-OH-L2GL
5065 Wooster Rd
Cincinnati, Ohio 45226

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated December [ ], 2025, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting:
Founder-Led 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104, or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available:

  Free of charge from the SEC's EDGAR database on the SEC's website at http://www.sec.gov; or
  Free of charge from the Fund's Internet website at www.founderledfunds.com; or
  For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

Ticker	Fund
FDRS	Founder-Led ETF
FDRX	Founder-Led 2x Daily ETF
each listed on The Nasdaq Stock Market, LLC

STATEMENT OF ADDITIONAL INFORMATION

December [ ], 2025

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Founder-Led ETF and the Founder-Led 2x Daily ETF (each, a "Fund" and collectively, the "Funds"), each a series of Corgi ETF Trust I (the "Trust"), dated December [ ], 2025, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to compliance@founderledfunds.com, visiting www.founderledfunds.com, or writing to Founder-Led ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or Founder-Led 2x Daily ETF, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Founder-Led ETF and the Founder-Led 2x Daily ETF (each, a "Fund"). This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on: July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act").The Trust is governed by its Board of Trustees (the "Board"). The Founder-Led ETF seeks to track the performance, before fees and expenses, of the Founder-Led Index (the "Index"). The Founder-Led 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x the Index's daily performance. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

For the Founder-Led 2x Daily ETF, the Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of the Index. The Fund resets its exposure each trading day to target approximately two times the Index's daily move and should not be expected to provide 2x the return of the Index for periods longer than a single day. Because of daily compounding, Index volatility, financing costs, and expenses, the Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from 2x the Index's multi-day return. The Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in the Fund in a single day.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on The Nasdaq Stock Market, LLC (the "Exchange") and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because the Founder-Led 2x Daily ETF expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for that Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Use of derivatives by the Founder-Led 2x Daily ETF is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages the Fund's derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, the Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio (generally the Index) under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. The Fund intends to use the Index as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and the Fund's compliance.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Special Considerations for the Founder-Led 2x Daily ETF

  Daily Objective and Compounding. The Fund seeks 2x the Index's daily performance and resets exposure each trading day. Over periods longer than a day, the Fund's results reflect the compounding of daily returns and the path of daily Index moves and will usually differ from 2x the Index's return for the same period.

  Volatility Effect. Generally, higher day-to-day volatility in the Index increases the divergence between the Fund's multi-day results and 2x the Index's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.

  Correlation and Rebalancing. The Fund may not achieve perfect correlation to 2x the Index's daily performance for reasons that include derivative pricing and liquidity, intraday Index movements (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.
  Financing and Cash Management. The Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. The Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.
  Counterparty and Clearinghouse Exposure. The Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.
  Use of ETF-Linked Swaps. To the extent the Fund uses swaps referencing an ETF that seeks to track the Index (or a similar index), tracking differences between the ETF and the Index can add an additional source of correlation error.
  Not a Buy-and-Hold Substitute. The Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

Index Tracking Risks. A Fund's return may not match the return of the Index for many reasons. For example, a Fund bears operating expenses (including taxes) not applicable to the Index and incurs costs associated with buying and selling securities, particularly when rebalancing its holdings to reflect changes to the Index, or when raising cash to meet redemptions or deploying cash from inflows. Transaction costs, including brokerage, can reduce a Fund's NAV.

Market disruptions or regulatory restrictions may impair a Fund's ability to adjust exposures to the levels required to track the Index. Unusual market conditions may cause the Index Calculator to postpone a scheduled rebalance, which can cause the Index to deviate from its typical composition. There is no assurance that the Index Calculator or any of its agents will compile or calculate the Index accurately. Errors in the quality, accuracy, or completeness of data used to compile the Index may occur and may not be identified and corrected promptly, particularly for less widely used benchmarks. Gains, losses, or costs associated with Index or data errors are generally borne by a Fund and its shareholders. For example, during any period when the Index contains an incorrect constituent, the Fund would have exposure to that constituent and be underexposed to other Index constituents. Such errors may positively or negatively affect a Fund and its shareholders.

If the Index is rebalanced on an ad hoc basis and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by the Fund and its shareholders. A Fund may not be fully invested at times due to cash flows, or because it maintains cash reserves to meet expenses or redemptions. In addition, a Fund may not invest in certain securities or other assets included in the Index, or may hold them in different proportions than in the Index. A Fund's performance may also deviate from the Index due to exchange listing standards, a lack of liquidity in markets where Index securities trade, tax considerations or other regulatory reasons (such as diversification requirements). Liquidity shortfalls may arise from market events, economic conditions, or investor sentiment. Illiquid securities may be difficult to value and may be valued below comparable liquid securities, which can negatively affect performance. A Fund may also be delayed in purchasing or selling Index constituents. In volatile markets, the ability to sell securities at prices reflecting fair value may be impaired, potentially increasing trading costs and index tracking risk. A Fund may need to borrow to meet redemptions, which could increase expenses. For tax-efficiency, a Fund may sell certain securities in ways that realize losses, which can cause performance to deviate from the Index. Performance may also deviate due to the impact of withholding taxes, late announcements of Index changes, and high Index turnover.

A Fund may fair value certain investments. To the extent a Fund calculates NAV based on fair-valued prices that differ from prices used in Index calculations, the Fund's ability to track the Index may be adversely affected. The need to comply with the Code's diversification and other requirements may also affect tracking. Actions taken in response to proposed corporate actions can increase tracking error. In light of the foregoing, a Fund's return may deviate significantly from the Index's return.

Apart from scheduled rebalances, the Index Owner and Index Calculator or its agents may implement additional, ad hoc rebalances (for example, to correct an error in constituent selection). When the Index is rebalanced and a Fund rebalances to increase correlation, any resulting transaction costs and interim market exposures are borne by the Fund and its shareholders. Errors and ad hoc rebalances may therefore increase costs and tracking error risk.

Index tracking risk may be heightened during periods of increased market volatility or other unusual market conditions. Changes to the Index's composition in connection with a rebalance or reconstitution may cause a Fund to experience increased volatility, during which time the Fund's index tracking risk may be elevated.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Fund does not expect to borrow, it may do so to the extent allowed by the 1940 Act. Under the 1940 Act, the Fund may borrow up to one-third (1/3) of its total assets. Any borrowing would be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For the Founder-Led 2x Daily ETF, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If the Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to the Founder-Led 2x Daily ETF, equity exposure is typically obtained indirectly through derivatives that reference the Index rather than through direct holdings.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Founder-Led 2x Daily ETF
The Founder-Led 2x Daily ETF seeks daily investment results, before fees and expenses, that correspond to 2x of the daily performance of the Index. To pursue this objective, the Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause the Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of the Index for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

  Swap Agreements. The Fund may enter into total return swaps and other swap contracts that reference the Index or an exchange-traded fund designed to track the Index (or a similar index). Swaps typically require the Fund to exchange periodic payments based on the performance of the reference asset for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, the Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help the Fund maintain its target exposure.

  Futures Contracts. The Fund may use exchange-traded futures on broad equity indexes or on exchange-traded funds designed to track such indexes to obtain or adjust exposure. Futures require initial and variation margin and are marked to market daily. Futures may reference broad equity indexes or exchange-traded funds that seek to track such indexes, including contracts traded on U.S. exchanges. Positions are subject to exchange and clearinghouse margin requirements and may be subject to exchange or regulatory position limits. The Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

  Options. The Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the reference asset and to time decay. The Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.
  Money Market Instruments and Short-Term Investments. The Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent the Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.
  Securities Lending. See Securities Lending below for a fuller discussion. If the Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.
  Daily Rebalancing and Compounding. To seek 2x of the Index's daily return, the Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x the return of the Index for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of index moves.
  Derivatives Risk Management and Rule 18f-4. The Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, the Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and the Fund will be subject to a value-at-risk (VaR) limit. Generally, the Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).
  Commodity Interests and CFTC Matters. To the extent the Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

The Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Compounding and Daily Rebalancing Risk

The Fund has a single day investment objective, and the Fund's performance for any other period is the result of its return for each day compounded over the period. The Fund resets its exposure each trading day to target approximately 2x the Index's daily move. As a result, the performance of the Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from the daily return of Index for the same period, before accounting for fees and expenses. In general, when Index volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and the Fund's multi-day results will tend to be less than 2x the Index's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If the Index is flat over time, the Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in the Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Correlation Risk

The Fund may not achieve a high degree of correlation with 2x the daily performance of the Index for a number of reasons, including, but not limited to, imperfect correlation between derivative instruments and the reference Index, the timing and size of daily rebalancing trades, market disruptions or closures, illiquidity in the markets for instruments used to obtain exposure, financing rates, dividend and corporate action differences, and the Fund's fees and expenses. Intraday Index movements, particularly those occurring near the close, can increase the likelihood that the Fund is materially under- or over-exposed at the end of the day.

Counterparty Risk

The Fund expects to obtain exposure to the Index primarily through derivatives, including swaps and futures. The Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. The Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate the Fund's ability to exercise remedies.

Derivatives Risk

The Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising the Index. Such risks include leverage, imperfect correlation with the Index, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Equity Market Risk

Common stocks generally carry more risk than preferred stock or debt because common shareholders are lower in the capital structure. Equity holdings may experience significant price volatility such as sharp, unexpected declines or extended downturns due to broad market conditions or developments specific to an issuer, industry, or sector held by the Fund.

ETF Risks

The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or AP). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii ) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of the Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from the Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
  Trading. Although Shares are listed for trading on The Nasdaq Stock Market, LLC (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of the Fund's portfolio holdings may deteriorate.

Financing and Cash Management Risk

To pursue its 2x daily objective, the Fund expects to use derivatives that require the posting of margin or collateral and may maintain cash or cash equivalents for that purpose. The Fund's performance will be affected by the financing rates, spreads, and costs associated with its derivatives and any securities lending or cash management activities. These costs can reduce returns and may cause the Fund's results to deviate from 2x the daily performance of the Index.

General Market Risk

Global economies and financial markets are increasingly interconnected, which raises the likelihood that events or conditions in one country or region will adversely affect markets or issuers elsewhere. Securities held by the Fund may underperform the broader markets, a particular market segment, or other asset classes due to factors that can include inflation (or expectations of inflation), interest-rate changes, shifts in global demand for products or resources, natural disasters or other major events, public-health emergencies, terrorism, regulatory developments, and governmental controls.

Leverage Risk

By design, the Fund uses leverage to target 2x the daily performance of the Index. Leverage magnifies both gains and losses. As a result, small changes in the Index may produce larger changes in the Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of the Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, the Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Market Capitalization Risk

Securities of large-capitalization companies may be relatively mature compared to smaller firms and therefore may exhibit slower growth during economic expansions. Large-capitalization companies may also be less agile in responding to new competitive challenges, including technological change and evolving consumer preferences.

Market Events Risk

Financial markets can be volatile, and security prices can move substantially based on business cycles, interest-rate shifts, inflation or deflation views, perceived credit risk, and prevailing market liquidity, among other influences. In addition, the value of the Fund's investments may be negatively affected by the occurrence of global events. Global shocks, such as wars, terrorism, environmental or natural disasters, political instability, and epidemics or pandemics, as well as sanctions and trade restrictions (including those tied to recent conflicts in Eastern Europe and the Middle East) have increased market volatility and could continue to do so, affecting regional and global economies and certain securities.

New Fund Risk

The Fund is newly organized and has limited or no operating history. As a result, prospective investors do not have a performance record on which to base their investment decisions. The Fund may require time to attract assets, develop secondary-market liquidity, and achieve efficient index tracking.

Non-Diversification Risk

Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it were diversified. Consequently, weakness in one issuer or in a small group of issuers can have a proportionately larger impact on the Fund's value.

Operational Risk

The Fund is exposed to operational risks arising from people, processes, systems, and third parties. These risks include human mistakes; trade, settlement, or communication errors; failures or delays by service providers, counterparties, or other vendors; and breakdowns or outages in processes, technology, or other infrastructure. The Fund relies on external firms (e.g., custodian, transfer agent, administrator, pricing and data providers) for key functions, and difficulties engaging or retaining such providers, or disruptions in their services, could impair the Fund's operations and hinder achievement of its investment objective. The Fund and the Adviser maintain controls and procedures intended to manage operational risk, but no control environment can eliminate it entirely.

Passive Investment Risk

The Fund is not actively managed and does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund's performance may be adversely affected by a general decline in the market segments relating to its Index. Because the Fund seeks to track its Index, its returns may lag other strategies or asset classes. Different categories of securities lead or lag at different times, sometimes for multi-year stretches, and the Fund will not take defensive positions to avoid such cycles.

Sector and Industry Risk

If the Fund invests more heavily in particular sectors or industries, its results will be especially sensitive to events that significantly affect those areas. To the extent the Index becomes concentrated in one or more sectors or industries, the Fund will have similar exposure and could be negatively affected by adverse developments impacting those sectors or industries.

  Information Technology Sector Risk. Companies in the information technology sector, and firms that rely heavily on technology, face fast product cycles, the risk of rapid obsolescence, evolving standards, and heightened regulation. Competition can be intense both domestically and internationally, including from lower-cost foreign competitors. Share prices of such companies, especially smaller or less-seasoned issuers, tend to be more volatile than the broader market. Many information technology companies depend on patents and other intellectual property; loss, impairment, or adverse enforcement of those rights (or allegations of infringement) could negatively affect their operating results and valuations. Supply-chain constraints, shortages of key inputs, and challenges attracting and retaining specialized talent may further pressure profitability.

Third Party Data Risk

The Index relies on information from third-party data vendors (e.g., prices, shares outstanding, free float, sector classifications, and corporate actions) and on calculations performed by an independent index calculator, Solactive AG (the "Index Calculator"). The Adviser (or an affiliate), as owner of the Index intellectual property, determines constituents and weights pursuant to the Index rules, including assessments of founder-led status based on public and other sources. Errors, delays, or misapplications by any party - data vendors, the Index Calculator, or the Adviser (or affiliate) - may result in unintended inclusions/exclusions, inaccurate weights, or delayed implementation of changes. Until corrected, such issues may cause the Fund to deviate from intended exposures and from the Index's published values. Solactive, as calculation agent, may use third-party data to calculate and maintain the Index, and certain data providers impose licensing and disclosure requirements. If required licenses are not in place or are revoked, or if a third-party data provider materially restricts use or significantly increases fees, Index calculation or dissemination may be interrupted or terminated on short notice.

Tracking Error Risk

The Fund's results may differ from the Index because the Fund bears fees and trading costs the Index does not; at times the Fund may hold cash or positions not in the Index, or may not be fully invested in Index constituents.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Fund may invest in exchange-traded funds to obtain exposure to the Index or to a substantially similar index, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the underlying constituents directly.

Money Market Funds

The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Certain money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Fund seeks to remain fully invested in accordance with its principal strategies. In adverse market, economic, political, or other conditions, the Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, the Founder-Led 2x Daily ETF will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed for the Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, the Fund may not:

  1. Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

  2. Make loans, except to the extent permitted under the 1940 Act.

  3. Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.
  4. Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
  5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.
  6. Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that the Fund will mirror the Index's level of industry concentration. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

For the Founder-Led 2x Daily ETF, the Fund will generally treat exposure obtained through derivatives referencing the Index as exposure to the industries represented in the Index, typically in proportion to the notional exposure of those derivatives.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.
The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)
Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	2	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).
Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	2	Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).
Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	2	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).
Interested Trustees(4)
Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	2	Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).
Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	2	Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

  (1) Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.
  (2) "Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
  (3) "Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
  (4)Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

  Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

  Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

  Jennifer X. Benson. The Board has concluded that Ms. Xiao should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Xiao serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Xiao's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.
  Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.
  Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025	Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025	Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations. As of November 11, 2025, no Trustee owned Shares of any series of the Trust.

As of November 11, 2025, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

The Trustees have agreed to receive no compensation for their service on the Board or its committees. Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2025. Being for the fiscal year 2026 the Interested Trustees and Independent Trustees will indirectly receive from the Fund and Fund Complex $10,000 annually. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From Fund	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0
Independent Trustees
Conor M. Murray	$0	$0
Bryant C. Lee	$0	$0
Jennifer X. Benson	$0	$0

(1) Compensation is based on estimated amounts for the fiscal year ending December 31, 2025. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Founder-Led ETF and therefore may be deemed to be a "control person" of the Fund for purposes of the 1940 Act.

As of November 19, 2025, the Founder-Led 2x Daily ETF had not commenced operations and no Shares were outstanding.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov .

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to compliance@founderledfunds.com, (2) on the Funds' website at www.founderledfunds.com and (3) on the SEC's website at www.sec.gov .

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates: Founder-Led ETF (ticker: FDRS) 0.49%; Founder-Led 2x Daily ETF (ticker: FDRX) 1.08%. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Matthew Tuttle, a portfolio manager of the Adviser (the "Portfolio Manager"). The Portfolio Manager is not responsible for any other accounts as of November 11, 2025.

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including Founder-Led ETF and Founder-Led 2x Daily ETF. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years. Portfolio managers do not receive compensation from index licensing revenue related to the Founder-Led Index.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust expects to enter into a distribution agreement (the "Distribution Agreement") with Paralel Distributors LLC (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is 1700 Broadway, Suite 2100, Denver, CO 80290 .

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at 777 E. Wisconsin Ave., Milwaukee, WI 53202. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at 777 E. Wisconsin Ave., Milwaukee, WI 53202. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, U.S. Bank National Association (the "Custodian"), located at 5065 Wooster Rd, Cincinnati, Ohio 45226 , serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP serves as the independent registered public accounting firm for the Trust and the Funds. Tait, Weller & Baker LLP has audited the Statement of Assets and Liabilities of the Founder-Led ETF as of November 19, 2025, and their report thereon is included in this SAI.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.founderledfunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For the Founder-Led 2x Daily ETF ("FDRX"), daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible brokerdealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the brokerdealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or overthecounter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the overthecounter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single brokerdealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a goodfaith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, thirdparty softdollar arrangements and does not receive proprietary research from fullservice brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from brokerdealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular brokerdealers (as defined in Rule 10b1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because the Founder-Led 2x Daily ETF rebalances exposure daily and primarily uses derivatives, its portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Fund's primary listing exchange (the "Exchange") is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for the Founder-Led 2x Daily ETF in light of that Fund's use of derivatives to achieve its objective. From time to time, FDRX may require all-cash creations and/or redemptions. Cash transactions may cause the Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations). For the Founder-Led 2x Daily ETF ("FDRX"), which may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect the Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Name of Fund	Fixed Creation Transaction Fee	Maximum Variable Transaction Fee
Founder-Led ETF ("FDRS")	$300	2.00%
Founder-Led 2x Daily ETF ("FDRX")	$300	3.00%

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to the maximum shown below, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Name of Fund	Fixed Redemption Transaction Fee	Maximum Variable Transaction Fee
Founder-Led ETF ("FDRS")	$300	2.00%
Founder-Led 2x Daily ETF ("FDRX")	$300	3.00%

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause the Founder-Led 2x Daily ETF to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.
The Founder-Led 2x Daily ETF's investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

Solactive Disclaimer. Solactive AG ("Solactive") is the calculation agent of the Founder-Led Index (the "Index"). The financial instrument that is referencing the Index is not sponsored, endorsed, promoted, sold or supported by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the financial instruments; (b) the quality, accuracy and/or completeness of the Index; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Index. Solactive does not guarantee the accuracy and/or the completeness of the Index and shall not have any liability for any errors or omissions with respect thereto.

Index Owner Disclaimer. Corgi Strategies, LLC ("Corgi") owns and licenses the Founder-Led Index (the "Index") to the Fund. Solely in its capacity as licensor of the Index (and not in its capacity as the Fund's investment adviser), Corgi does not sponsor, endorse, sell or promote the Fund and makes no representation regarding the advisability of investing in the Fund. Corgi does not guarantee the accuracy or completeness of the Index and is not liable for any errors or omissions in the Index, or for any results obtained from its use, except to the extent such liability cannot be limited under U.S. federal securities laws.

FINANCIAL STATEMENTS

The audited Statement of Assets and Liabilities of the Founder-Led ETF as of November 19, 2025, and the report of Tait, Weller & Baker LLP, the Fund's independent registered public accounting firm, are set forth below.

After the Funds have completed a fiscal year of operations, their audited financial statements for the most recent fiscal year will be incorporated into this SAI by reference to the Funds' Annual Report on Form N-CSR. You may request a copy of the Trust's Annual Certified Shareholder Report at no charge by email to compliance@founderledfunds.com or by visiting the Trust's website at www.founderledfunds.com.

Founder-Led ETF
Statement of Assets and Liabilities
November 19, 2025
ASSETS
Cash	$ 100,000
Total Assets	$ 100,000
LIABILITIES	$ -
NET ASSETS	$ 100,000
Composition of Net Assets:
Paid in Capital	$ 100,000
Net Assets	$ 100,000
Fund Shares issued and outstanding (par value $0.00 per share, unlimited number of shares authorized)	4,000
Net asset value per share	$25.00
See accompanying Notes to Financial Statement.

Founder-Led ETF (FDRS)

NOTES TO FINANCIAL STATEMENT

November 19, 2025

1. Organization

The Founder-Led ETF (the "Fund") is a non-diversified series of Corgi ETF Trust I (the "Trust"). The Trust was organized as a Delaware statutory trust on July 15, 2025 and is registered with the U.S. Securities and Exchange Commission (the "SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Corgi Strategies, LLC ("Corgi" or the "Adviser"), the Fund's Investment Adviser. The Trust and the Fund do not have an obligation to reimburse Corgi for organization and offering costs paid on their behalf.

The Fund's investment objective is to track the performance, before fees and expenses, of the Founder-Led Index (the "Index").

The Trust has no operations as of November 19, 2025, other than matters relating to its registration and initial sale of 4,000 shares of the Fund to Corgi, which represented the initial capital of $100,000 at $25.00 per share.

2. Summary of Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services - Investment Companies. The Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") and follows the significant accounting policies described below.

a. Use of Estimates

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

b. Cash

Cash at November 19, 2025 is on deposit at U.S. Bank, N.A. in a non-interest bearing account.

c. Tax Information

The Fund intends to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

The Fund intends to declare and make distributions of investment company taxable income after payment of the Fund's operating expenses and net capital gains annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes. Therefore, no provision for federal income tax should be required.

d. Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3. Investment Advisory and Other Agreements

a. Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Corgi, the Fund pays a unitary management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.49% based on the Fund's average daily net assets.

The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

b. Distribution Agreement and 12b-1 Plan

Paralel Distributors LLC (the "Distributor") serves as the Fund's distributor pursuant to an ETF Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be "Authorized Participants" and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act ("Rule 12b-1 Plan"). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund's average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund's assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

c. Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services" or "Administrator") serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the "Custodian"), an affiliate of Fund Services, serves as the Fund's custodian pursuant to a Custody Agreement. Under the terms of the Advisory Agreement, the Adviser pays the Fund's administrative, custody and transfer agency fees.

At November 19, 2025, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.

4. Creation and Redemption Transactions

Shares of the Fund will be listed and traded on the NASDAQ, Inc. (the "Exchange"). The Fund issues and redeems shares on a continuous basis at net asset value per share ("NAV") only in large blocks of shares called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the Exchange is open for trading. The NAV of the shares of the Fund will be equal to the Fund's total assets minus the Fund's total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the "Creation Unit Transaction Fee") in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Fund for each creation order is $300.

The fixed creation unit transaction fee may be waived on certain orders if the Fund's custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust's brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders.

Only "Authorized Participants" may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5. Principal Risks

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect a Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

A complete description of the principal risks is included in the Fund's prospectus under the heading "Principal Investment Risks."

6. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the date of this financial statement, the sole shareholder of the Fund owned 100% of the outstanding shares.

7. Subsequent Events

Management has evaluated subsequent events through November 24, 2025, the date the financial statement was issued. Based on this evaluation, no adjustments or disclosures to the financial statement were required.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To Management of Corgi ETF Trust I

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Founder-Led ETF, a series of the Corgi ETF Trust I (the "Fund") as of November 19, 2025, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 19, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the management of the Fund. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund's auditor since 2025.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.

/s/ TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 24, 2025

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)	Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).
(a)(iii)	Agreement and Declaration of Trust. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (a)(iii).
(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)	Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).
(d)(ii)	Investment Sub-Advisory Agreement between Corgi Strategies, LLC and Tuttle Capital Management, LLC filed herewith.
(e)(i)	Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).
(e)(ii)	Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).
(f)	Not applicable.
(g)	Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).
(h)(i)	Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).
(h)(ii)	Not separately filed. The services described in Item 28(h)(2) are provided under the agreement filed as Exhibit (h)(1).
(h)(iii)	Not separately filed. The services described in Item 28(h)(2) are provided under the agreement filed as Exhibit (h)(1).
(h)(iv)	Index License Agreement (Founder-Led Index). Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (h)(iv).
(i)	Opinion and Consent of Counsel to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm (relating to the report on the audited Statement of Assets and Liabilities of the Founder-Led ETF as of November 19, 2025). Filed herewith.
(k)	Not applicable.
(l)	Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).
(m)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(n)	Not applicable.
(o)	Reserved.
(p)(i)	Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).
(p)(ii)	Code of Ethics for Sub-Adviser filed herewith.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212
This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

Tuttle Capital Management, LLC (Sub-Adviser) - SEC File No. 801-76982

Information regarding the business and other connections of the sub-adviser is set forth in its Form ADV on file with the SEC and incorporated by reference. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the adviser and sub-adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be Paralel Distributors LLC.

(a) The list of investment companies (other than the Funds) for which the Distributor also serves as principal underwriter, depositor, or investment adviser will be filed by subsequent amendment.
(b) Information regarding the Distributor's directors, officers, or partners who hold positions with the Distributor and with the Funds will be filed by subsequent amendment.
(c) No commissions or other compensation have been received, directly or indirectly, from the Funds, which are new and have not commenced operations.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC (d/b/a U.S. Bank Global Fund Services) 777 E. Wisconsin Ave. Milwaukee, WI 53202
Registrant's Custodian	U.S. Bank National Association Lunken Operations Center CN-OH-L2GL 5065 Wooster Rd Cincinnati, Ohio 45226
Registrant's Principal Underwriter	Paralel Distributors LLC 1700 Broadway, Suite 2100 Denver, CO 80290
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104
Registrant's Sub-Adviser	Tuttle Capital Management, LLC 155 Lockwood Road Riverside, CT 06878

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on December 17, 2025.

Corgi ETF Trust I
/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on December 17, 2025.

Signature	Title
/s/ Emily Z. Yuan Emily Z. Yuan	President and Principal Executive Officer; Trustee
/s/ Nicolas S. Laqua Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer; Principal Accounting Officer (Treasurer)
/s/ Conor M. Murray Conor M. Murray	Lead Independent Trustee
/s/ Bryant C. Lee Bryant C. Lee	Trustee
/s/ Jennifer X. Benson Jennifer X. Benson	Trustee